Other Financial Assets - Disclosure Of Maximum Risk To Credit Exposure By Geographies (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Maximum Risk To Credit Exposure By Geographies [Line Items]
Maximum exposure to credit risk of other financial assets	$ 175	$ 169
Americas [member]
Disclosure Of Maximum Risk To Credit Exposure By Geographies [Line Items]
Maximum exposure to credit risk of other financial assets	66	72
EMEAA [member]
Disclosure Of Maximum Risk To Credit Exposure By Geographies [Line Items]
Maximum exposure to credit risk of other financial assets	67	64
Greater China [member]
Disclosure Of Maximum Risk To Credit Exposure By Geographies [Line Items]
Maximum exposure to credit risk of other financial assets	$ 42	$ 33